Borrowings - Additional Information (Detail)				6 Months Ended	12 Months Ended
	Jan. 05, 2022 USD ($) $ / shares shares	Jul. 12, 2021 USD ($) $ / shares	Apr. 27, 2011 USD ($)	Jun. 30, 2022 USD ($) d $ / shares	Dec. 31, 2021 USD ($) $ / shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings (Note 12)				$ 36,420,039	$ 30,857,308
Par value per shares | $ / shares				$ 0.01	$ 0.01
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings (Note 12)			$ 10,000,000	$ 7,121,220	$ 7,341,127
Loan repayable period			five-year
Borrowings, interest rate			6.00%
Loans from Government
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term borrowings (Note 12)				$ 11,209,733	11,335,661
Two H V Loan Agreement [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, interest rate	2.95%
Number of other equity instruments exercised or vested in share-based payment arrangement | d				0
Two H V Loan Agreement [Member] | Second Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from non-current borrowings	$ 5,000,000
Two H V Loan Agreement [Member] | Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Par value per shares | $ / shares	$ 0.5257
Two H V Loan Agreement [Member] | Ordinary Shares | Second Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares exercisable under the warrants | shares	1,402,891
Two H V Loan Agreement [Member] | American Depositary Share
Disclosure Of Detailed Information About Borrowings [Line Items]
Par value per shares | $ / shares	$ 2.6285
Two H V Loan Agreement [Member] | American Depositary Share | Second Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of shares exercisable under the warrants | shares	280,578
Two H V Loan Agreement [Member] | Top of Range | Second Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Proceeds from non-current borrowings	$ 25,000,000
K2HV Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan repayable period		July 12, 2031
Borrowings, interest rate		2.95%
Fair value of first tranche loan		$ 19,311,676
Term loans bear prime interest rate		plus 5.00%
Term loans annual interest rate		8.25%
Term loans monthly interest only payments, period		until August 1, 2023
Term loans monthly interest only payments, extension period		Aug. 01, 2024
Term loan maturity date		Jul. 01, 2025
Facility fee		$ 255,000
Percentage of additional facility fee		0.85%
Percentage of final payment fee		6.25%
Percentage of prepayment fee		3.00%
Subsequent to term loans monthly interest only payments, period				July 1, 2021, to July 31, 2023
Proceeds from warrant		$ 688,324
Fair value of warrants				$ 119,351	$ 223,352
Difference of fair value of warrants				$ 104,001
K2HV Loan Agreement | First Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Current borrowings		20,000,000
K2HV Loan Agreement | Second And Third Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Current borrowings		10,000,000
K2HV Loan Agreement | Fourth Tranche [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum borrowings		$ 15,000,000
K2HV Loan Agreement | Ordinary Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Par value per shares | $ / shares		$ 0.5257
K2HV Loan Agreement | American Depositary Share
Disclosure Of Detailed Information About Borrowings [Line Items]
Par value per shares | $ / shares		$ 2.6285
K2HV Loan Agreement | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Long term borrowings		$ 45,000,000